Summary of significant accounting policies - Summary of useful lives assigned to fixed assets (Details)	12 Months Ended
Dec. 31, 2020
Furniture and equipment
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Computer equipment
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	8 years
Internally developed software
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Software and Software Development | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Software and Software Development | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	8 years